STATE STREET INSITUTIONAL FUNDS

State Street Institutional Premier Growth Equity Fund

(the “Fund”)

Supplement dated April 12, 2019 to the Prospectus, Summary Prospectus and

Statement of Additional Information (“SAI”) each dated January 31, 2019,

each as may be revised and/or supplemented from time to time.

Effective August 30, 2019 (the “Effective Date”), David Carlson will no longer serve as a Portfolio Manager of the Fund. Accordingly, as of the Effective Date, all references to David Carlson in the Fund’s Prospectus, Summary Prospectus and SAI will be deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE